Note 22 - Called Up Share Capital (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Share capital [Text Block]
	As at June 30	As at March 31
(US dollars)	2019	2019	2018	2017
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$162,689	$162,689	$162,689	$162,689
Number allotted	13,557,376	13,557,376	13,557,376	13,557,376
Ordinary shares of $0.012 each	162,689	162,689	162,689	162,689

Share outstanding [Text Block]
No. of shares
At April 1, 2016	5,514,375
Issue of new shares	8,043,001
At April 1, 201 7	13,557,376
Issue of new shares	-
At March 31, 201 8	13,557,376
Issue of new shares	-
At March 31, 201 9	13,557,376
Issue of new shares	-
At June 30, 201 9	13,557,376